Consolidated condensed statements of changes in equity - USD ($) $ in Thousands	Total	Total Equity Attributable to Company [Member]	Share Capital [Member]	Share Premium [Member]	Capital Reserves [Member]	Other Reserves [Member]	Accumulated Currency Translation Differences [Member]	Accumulated Deficit [Member]	Non-controlling Interests [Member]
Balance, beginning of period at Dec. 31, 2021	$ 1,748,605	$ 1,542,399	$ 11,240	$ 872,011	$ 1,020,027	$ 171,272	$ (133,450)	$ (398,701)	$ 206,206
Profit/(loss) for the nine -month period after taxes	1,805	(9,473)	0	0	0	0	0	(9,473)	11,278
Change in fair value of cash flow hedges net of transfer to the income statement	240,581	222,211	0	0	0	220,638	0	1,573	18,370
Currency translation differences	(76,915)	(63,576)	0	0	0	0	(63,576)	0	(13,339)
Tax effect	(60,366)	(58,171)	0	0	0	(58,171)	0	0	(2,195)
Other comprehensive income	103,300	100,464	0	0	0	162,467	(63,576)	1,573	2,836
Total comprehensive income for the period	105,105	90,991	0	0	0	162,467	(63,576)	(7,900)	14,114
Business combinations (Note 5)	14,300	0	0	0	0	0	0	0	14,300
Share-based compensation (Note 13)	4,082	4,082	0	0	0	0	0	4,082	0
Capital contribution (Note 13)	113,099	113,099	366	114,583	(1,850)	0	0	0	0
Distributions (Note 13)	(179,823)	(151,462)	0	0	(151,462)	0	0	0	(28,361)
Balance, end of period at Sep. 30, 2022	1,805,368	1,599,109	11,606	986,594	866,715	333,739	(197,026)	(402,519)	206,259
Balance, beginning of period at Dec. 31, 2022	1,789,047	1,599,871	11,606	986,594	814,951	345,567	(161,307)	(397,540)	189,176
Profit/(loss) for the nine -month period after taxes	48,896	46,050	0	0	0	0	0	46,050	2,846
Change in fair value of cash flow hedges net of transfer to the income statement	21,862	20,461	0	0	0	20,461	0	0	1,401
Currency translation differences	2,597	4,500	0	0	0	0	4,500	0	(1,903)
Tax effect	(8,474)	(8,546)	0	0	0	(8,546)	0	0	72
Other comprehensive income	15,985	16,415	0	0	0	11,915	4,500	0	(430)
Total comprehensive income for the period	64,881	62,465	0	0	0	11,915	4,500	46,050	2,416
Divestments (Note 7)	(2,817)	0	0	0	0	0	0	0	(2,817)
Reduction of share premium (Note 13)	0	0	0	(250,000)	250,000	0	0	0	0
Share-based compensation (Note 13)	1,948	1,948	10	0	0	0	0	1,938	0
Capital contribution (Note 13)	19,492	25	0	0	25	0	0	0	19,467
Distributions (Note 13)	(179,738)	(155,065)	0	0	(155,065)	0	0	0	(24,673)
Balance, end of period at Sep. 30, 2023	$ 1,692,813	$ 1,509,244	$ 11,616	$ 736,594	$ 909,911	$ 357,482	$ (156,807)	$ (349,552)	$ 183,569